Finance lease receivables	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessor [abstract]
Finance lease receivables

35	Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.
The table below excludes finance lease receivables reclassified on the balance sheet to ‘Assets held for sale’ in accordance with IFRS 5. Net investment in finance leases of $1,595m (2022: $1,502m) was reclassified to ‘Assets held for sale’ as a result of the planned sale of our banking business in Canada.

	2023			2022
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,355	(308)	2,047	2,159	(236)	1,923
One to two years	1,954	(249)	1,705	1,652	(201)	1,451
Two to three years	1,380	(189)	1,191	1,391	(161)	1,230
Three to four years	930	(153)	777	906	(131)	775
Four to five years	593	(132)	461	613	(112)	501
Later than one year and no later than five years	4,857	(723)	4,134	4,562	(605)	3,957
Later than five years	4,116	(838)	3,278	4,064	(736)	3,328
At 31 Dec	11,328	(1,869)	9,459	10,785	(1,577)	9,208